Related Party Transactions - Additional Information (Details)								12 Months Ended
	Dec. 23, 2021 shares	Mar. 04, 2021 shares	Mar. 04, 2021 USD ($) shares	Mar. 01, 2021 shares	Jan. 14, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 22, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 22, 2021 Director shares
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, value | $						$ 25,000
Exercise price of warrants | $ / shares								$ 11.50
Working Capital Loans
Related Party Transaction [Line Items]
Exercise price of warrants | $ / shares								$ 2.00
Borrowing outstanding | $						$ 0		$ 0
Working Capital Loans | Warrants
Related Party Transaction [Line Items]
Debt conversion converted instrument amount | $								$ 1,500,000
Over-Allotment Option
Related Party Transaction [Line Items]
Issuance of common stock to sponsor, shares		4,500,000
Private Placement Warrants
Related Party Transaction [Line Items]
Period to issue warrant after completion of initial business combination								30 days
Initial Public Offering
Related Party Transaction [Line Items]
Issuance of common stock to sponsor, shares		34,500,000
Founder
Related Party Transaction [Line Items]
Sale of stock, description of transaction								(i) one year after the completion of the initial Business Combination or (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 120 days after the initial Business Combination, the Founder Shares will be released from the lockup.
Founder | Minimum [Member]
Related Party Transaction [Line Items]
Sale of stock, required price per share | $ / shares								$ 12.00
Sponsor | Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants issued								4,450,000
Warrants price | $ / shares								$ 2.00
Proceeds from issuance of warrants | $								$ 8,900,000
Exercise price of warrants | $ / shares								$ 11.50
Sponsor | Initial Public Offering | Note
Related Party Transaction [Line Items]
Note payable - related party | $			$ 275,000
Repaid of related party debt | $			$ 275,000
Sponsor | Initial Public Offering | Maximum [Member] | Note
Related Party Transaction [Line Items]
Debt face amount | $							$ 300,000
Class B Ordinary Shares
Related Party Transaction [Line Items]
Ordinary shares, par value | $ / shares						$ 0.0001		$ 0.0001
Ordinary shares, outstanding						8,625,000		8,625,000
Transferred common stock from sponsor to director nominees						8,625,000		8,625,000
Class B Ordinary Shares | Over-Allotment Option
Related Party Transaction [Line Items]
Underwriter options exercised								1,125,000
Class B Ordinary Shares | Founder
Related Party Transaction [Line Items]
Ordinary shares, outstanding				8,625,000	7,187,500
Share dividend				34,500
Ownership percentage on common stock issued and outstanding					20.00%
Class B Ordinary Shares | Founder | Over-Allotment Option
Related Party Transaction [Line Items]
Underwriter options exercised			1,125,000
Class B Ordinary Shares | Founder | Over-Allotment Option | Maximum [Member]
Related Party Transaction [Line Items]
Shares forfeited					1,125,000
Class B Ordinary Shares | Sponsor | Founder
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, value | $							$ 25,000
Issuance of common stock to sponsor, shares	5,750,000
Ordinary shares, par value | $ / shares							$ 0.0001
Transferred common stock from sponsor to director nominees									28,750
Number of independent director nominees | Director									5
Class A Ordinary Shares
Related Party Transaction [Line Items]
Ordinary shares, par value | $ / shares						$ 0.0001		$ 0.0001
Ordinary shares, outstanding						0		34,500,000
Transferred common stock from sponsor to director nominees						0
Warrant exercisable number of shares								1
Exercise price of warrants | $ / shares								$ 11.50
Class A Ordinary Shares | Over-Allotment Option
Related Party Transaction [Line Items]
Issuance of common stock to sponsor, shares		4,500,000
Class A Ordinary Shares | Initial Public Offering
Related Party Transaction [Line Items]
Issuance of common stock to sponsor, shares		34,500,000
Class A Ordinary Shares | Sponsor | Private Placement Warrants
Related Party Transaction [Line Items]
Warrant exercisable number of shares								1